Long-term Debt - Terms (Details) $ in Thousands											8 Months Ended	12 Months Ended
	Mar. 17, 2025 USD ($)	Sep. 12, 2024 USD ($)	Sep. 11, 2024	Jan. 05, 2024 USD ($)	Jan. 04, 2024 USD ($)	Jan. 03, 2024	Jul. 27, 2023 USD ($)	Jan. 29, 2023	Jan. 27, 2023 USD ($)	Jan. 09, 2023 USD ($)	Sep. 11, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)
Debt Instrument [Line Items]
Amount of debt repaid with initial investment from RIFA												$ 2,190
Gain (loss) on extinguishment of debt												(2,311)
Amount funded under the second tranche					$ 24,975						$ 32,485
Long-term debt, current												$ 2,615	$ 18,016
Discount on long-term debt													$ 900
Revenue Interest Financing Agreement
Debt Instrument [Line Items]
RIFA, maximum investment amount										$ 100,000
RIFA, initial investment amount									$ 32,500
RIFA, Hard Cap percentage										175
Percentage of investment amount to be repaid on final approval										100
Percentage of investment amount to be paid										100
Minimum cash and cash equivalents required to be maintained during next year										$ 15,000
Effective interest rate percentage								17.30%
Revenue Interest Financing Agreement | On first funded portion of investment amount
Debt Instrument [Line Items]
RIFA, internal rate of return										18.00%
RIFA, total amount funded										$ 67,500
Revenue Interest Financing Agreement | On second portion of funded investment amount
Debt Instrument [Line Items]
RIFA, internal rate of return										16.00%
RIFA, total amount funded										$ 32,500
Revenue Interest Financing Agreement | A&R Silicon Valley Bank Term Loan
Debt Instrument [Line Items]
Amount of debt repaid with initial investment from RIFA									$ 22,200
Second and Third Amendments to Revenue Interest Financing Agreement
Debt Instrument [Line Items]
Amount funded under the second tranche							$ 10,000
Effective interest rate percentage							17.20%
Fourth Amendment to Revenue Interest Financing Agreement
Debt Instrument [Line Items]
Amount funded under the second tranche				$ 25,000
Effective interest rate percentage						18.00%
Fifth Amendment to Revenue Interest Financing Agreement
Debt Instrument [Line Items]
Amount funded under the second tranche		$ 32,500
Effective interest rate percentage			16.00%
Sixth Amendment to Revenue Interest Financing Agreement | Subsequent Events
Debt Instrument [Line Items]
Available funding under second tranche	$ 100,000
RIFA, Hard Cap percentage	175
Sixth Amendment to Revenue Interest Financing Agreement | On first funded portion of investment amount | Subsequent Events
Debt Instrument [Line Items]
Amount funded under the second tranche	$ 25,000
RIFA, internal rate of return	16.00%